Commitments and Contingent Liabilities (Details Textual) ₪ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Jul. 30, 2018 USD ($) ft²	Jul. 30, 2018 ILS (₪)	Sep. 17, 2015 USD ($) ft²	Sep. 17, 2015 ILS (₪)	Dec. 31, 2018 USD ($)	Jul. 30, 2018 ILS (₪) ft²	Sep. 17, 2015 ILS (₪) ft²
Commitments and contingent liabilities (Textual)
Percentage of grants					100.00%
Aggregate contingent obligation					$ 3,973
Ness Ziona [Member]
Commitments and contingent liabilities (Textual)
Offices and laboratory space | ft²	420					420
Rental agreement period	5 years	5 years
Additional rental agreement period	5 years	5 years
Rental and management fees	$ 7
Lessor bank guarantee amount	$ 31
NIS [Member] | Ness Ziona [Member]
Commitments and contingent liabilities (Textual)
Rental and management fees | ₪		₪ 26
Lessor bank guarantee amount | ₪						₪ 115
Hadassah University Hospital [Member]
Commitments and contingent liabilities (Textual)
Offices and laboratory space | ft²			283				283
Rental agreement period			4 years	4 years
Additional rental agreement period			4 years	4 years
Rental and management fees			$ 6
Lessor bank guarantee amount			$ 20
Hadassah University Hospital [Member] | NIS [Member]
Commitments and contingent liabilities (Textual)
Rental and management fees | ₪				₪ 22
Lessor bank guarantee amount | ₪							₪ 75
Minimum [Member]
Commitments and contingent liabilities (Textual)
Percentage of royalties in sales					3.00%
Maximum [Member]
Commitments and contingent liabilities (Textual)
Percentage of royalties in sales					5.00%